Other Assets and Other Liabilities	3 Months Ended
Mar. 31, 2012
Other Assets and Other Liabilities [Abstract]
Other Assets and Other Liabilities

12. Other Assets and Other Liabilities

Prepaid and Other Current Assets — Prepaid and other current assets consisted of the following at March 31, 2012 and December 31, 2011:

	Successor
	March 31, 2012	December 31, 2011
Prepaid expenses	$5.9	$10.2
Cash collateralized letters of credit and surety bonds	5.0	4.9
Other	7.1	6.6

Total	$18.0	$21.7

Other Long-Term Assets — Other long-term assets consisted of the following at March 31, 2012 and December 31, 2011:

	Successor
	March 31, 2012	December 31, 2011
Debt issuance costs, net	$26.5	$8.4
Deferred tax benefits	8.3	9.0
Other, net	2.5	3.2

Total	$37.3	$20.6

Noncurrent Liabilities — Other — Noncurrent liabilities — other consisted of the following at March 31, 2012 and December 31, 2011:

	Successor
	March 31, 2012	December 31, 2011
Reserve for uncertain tax positions	$1.0	$0.9
Asset retirement obligations	30.5	29.2
Reserve for workers’ compensation and general liability claims	8.8	8.5
Reserves for environmental remediation and restoration	0.5	0.5
Other	6.3	1.9

Total	$47.1	$41.0